Note 4 - Equipment, Furniture, and Leasehold Improvements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equipment [Member]
Useful life	5 years
Property and equipment, gross	$ 454	$ 367
Computer Equipment [Member]
Useful life	3 years
Property and equipment, gross	$ 56	39
Furniture and Fixtures [Member]
Useful life	7 years
Property and equipment, gross	$ 24	13
Property and equipment, gross	534	419
Less: Accumulated depreciation and amortization	(295)	(232)
Property and equipment, net	$ 239	$ 187